Additional disclosures - Parent company condensed cash flow statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
1. Cash flows from operating activities
Profit or loss for the year	€ 10,764	€ 9,653	€ (7,708)
Adjustments to profit	23,970	21,363	37,836
Net increase/decrease in operating assets	(108,774)	(27,258)	(51,385)
Net increase/decrease in operating liabilities	107,244	56,945	90,356
Reimbursements/payments of income tax	(5,498)	(4,012)	(2,946)
CASH FLOWS FROM OPERATING ACTIVITIES	27,706	56,691	66,153
2. Cash flows from investing activities
Investments (-)	(11,776)	(11,669)	(11,976)
Divestments (+)	7,878	7,954	4,756
CASH FLOWS FROM INVESTING ACTIVITIES	(3,898)	(3,715)	(7,220)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	573	854	721
Acquisition of own equity instruments	(2,050)	(1,645)	(758)
Dividends paid	(1,848)	(1,313)	0
Issuance/Redemption of equity instruments	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(9,964)	(1,322)	(1,909)
Effect of exchange rate changes on cash and cash equivalents	(1,460)	5,196	(4,252)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	12,384	56,850	52,772
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	210,689	153,839	101,067
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	223,073	210,689	153,839
Banco Santander, S.A. | Reportable Legal Entities
1. Cash flows from operating activities
Profit or loss for the year	7,921	3,932	(3,557)
Adjustments to profit	3,370	2,052	12,938
Net increase/decrease in operating assets	(58,102)	(9,622)	7,513
Net increase/decrease in operating liabilities	85,367	24,024	21,199
Reimbursements/payments of income tax	(1,724)	(352)	(251)
CASH FLOWS FROM OPERATING ACTIVITIES	36,832	20,034	37,842
2. Cash flows from investing activities
Investments (-)	(4,257)	(2,266)	(8,001)
Divestments (+)	10,852	6,349	4,738
CASH FLOWS FROM INVESTING ACTIVITIES	6,595	4,083	(3,263)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	369	605	615
Acquisition of own equity instruments	(1,847)	(1,446)	(615)
Issuance of debt securities	0	4,440	3,722
Redemption of debt securities	(1,678)	(2,248)	(2,348)
Dividends paid	(1,848)	(1,313)	0
Other collections/payments related to financing activities	(180)	(315)	(287)
CASH FLOWS FROM FINANCING ACTIVITIES	(5,184)	(277)	1,087
Effect of exchange rate changes on cash and cash equivalents	104	335	(576)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	38,347	24,175	35,090
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	91,736	67,561	32,471
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 130,083	€ 91,736	€ 67,561